Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Revenue By Geographical Region

The Company had the following revenue by geographical region.

	2022	2021	2020
Ad tech advertising revenue
Western Europe	$5,675,383	$3,927,191	$1,911,627
Central, Eastern and Southern Europe	297,862	193,085	-
North America	7,096,255	7,653,038	4,686,071
Other	1,356,418	421,204	133,872

Total ad tech advertising revenue	$14,425,918	$12,194,518	$6,731,570

Programmatic advertising revenue
North America	$361,394	$58,507	$18,365

Total Programmatic advertising revenue	$361,394	$58,507	$18,365

Content revenue
Western Europe	$76,572	$84,884	$100,625
Central, Eastern and Southern Europe	381	1,517	38,741
North America	37,766	47,390	182,676
Other	195,025	97,823	77,923

Total content revenue	$309,744	$231,614	$399,965

Total revenue
Western Europe	$5,751,955	$4,012,075	$2,012,252
Central, Eastern and Southern Europe	298,243	194,602	38,741
North America	7,495,415	7,758,935	4,887,112
Other	1,551,443	519,027	211,795
Total revenue	$15,097,056	$12,484,639	$7,149,900

Schedule of Company Equipment	The Company’s equipment is located as follows:
Net Book Value	2022	2021

Anguilla	$60	$91
Canada	20,143	8,542
Israel	9,279	11,055
United Kingdom	4,040	835
Total equipment	$33,522	$20,523